Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants (Details Textual)										1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		178 Months Ended
	Nov. 29, 2016 USD ($) $ / shares shares	Oct. 27, 2016	Oct. 04, 2016 $ / shares shares	Jul. 01, 2016 $ / shares shares	Mar. 31, 2016 shares	Aug. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Mar. 31, 2015 $ / shares shares	Feb. 04, 2014 USD ($) $ / shares shares	May 31, 2016 shares	Jan. 31, 2015 $ / shares shares	Jul. 06, 2016 shares	Sep. 30, 2016 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Oct. 26, 2016 shares	Sep. 15, 2016 shares	Sep. 14, 2016 shares	Apr. 21, 2016 shares	Mar. 25, 2016 $ / shares shares
Shares Issued, Price Per Share | $ / shares						$ 9
Underwriter Price | $ / shares						8.28
Underwriting Discount | $ / shares						$ 0.72
Underwriting Commission						8.00%
Proceeds from Issuance or Sale of Equity | $						$ 13,800,000
Option Granted to Underwriter to Purchase Additional Units Period						45 days
Option Granted to Underwriter to Purchase Additional Units Number of Units Granted						250,000
Underwriting Agreement Non-accountable Expense Allowance Percentage						1.00%
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01											$ 0.01	$ 0.01	$ 0.01
Share Price | $ / shares													$ 4.125
Class of Warrant or Right, Outstanding														871,101		871,101
Stock Issued During Period, Value, New Issues | $															$ 13,060,880
Stock Issued During Period, Shares, New Issues			400,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate														0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum														59.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum														66.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number														71,209		71,209
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares														$ 21.62		$ 21.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term														9 years 120 days
Class of Warrant or Right Number of Warrants Vested and Exercisable														114,102	114,102	114,102
Allocated Share-based Compensation Expense | $														$ 165,271	$ 871,877
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $														$ 223,205		$ 223,205
Common Stock, Shares Authorized														24,000,000	24,000,000	24,000,000	8,000,000	200,000,000	100,000,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		25
Purchasers [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities							125	125			125
Preferred Stock Conversion Price Per Share | $ / shares											$ 487.50
Conversion of Stock Price Per Share | $ / shares							$ 243.75	$ 243.75			$ 243.75
Number of Preferred Stock Share holders							16	16			16
Preferred Stock, Dividend Rate, Percentage							6.00%	6.00%
Vice President of Sales [Member]
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 3.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				40,000
Number of Equal Installments Options are Expected to Vest				6
The 2016 Registered Direct Offering [Member]
Proceeds from Issuance or Sale of Equity | $	$ 1,983,337
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.46
Share Price | $ / shares	$ 2.62
Stock Issued During Period, Value, New Issues | $														$ 1,625,905
Stock Issued During Period, Shares, New Issues	756,999
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	756,999
Class of Warrant or Right Term	5 years
Class of Warrant or Right, Vesting Period	180 days
Proceeds from Issuance or Sale of Equity, Net of Stock Issuance Costs | $	$ 1,739,770															$ 1,739,770
The Convertible Notes [Member]
Debt Instrument Redemption Principal Amount | $						$ 933,074
Debt Instrument Redemption Premium Percentage						40.00%
Debt Instrument Redemption Price | $						$ 1,548,792
Debt Instrument Redemption Amount Paid to Affiliates | $						$ 167,031
Series B Convertible Preferred Stock [Member]
Beneficial Ownership Limitation Percentage						4.99%
Stock Issued During Period, Value, New Issues | $									$ 2,055,000
Stock Issued During Period, Shares, New Issues									20,550
Preferred Stock Par Value | $ / shares									$ 0.01
Preferred Stock Stated Value | $ / shares									$ 100
Series A Warrants [Member] | Exchange Offer [Member]
Stock to be Issued for Exchange Offer, Shares, Maximum																					3,157,186
Cashless Exercise of Common Stock Warrants, Total					10.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				1,770,556
Exchange from Series B Warrants to Warrant Shares [Member] | Exchange Offer [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																					$ 0.01
Series B Warrants [Member] | Exchange Offer [Member]
Class of Warrant or Right Exercised During Period												1,251,510
Stock Issued During Period Shares Warrants Exercised												20,122
Cashless Exercise of Common Stock Warrants, Total					10.2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				18,059,671
Common Stock [Member]
Share Price | $ / shares														$ 3,131.25		$ 3,131.25
Stock Issued During Period Shares Warrants Exercised														2,318,663	120
Stock Issued During Period, Value, New Issues | $															$ 667
Stock Issued During Period, Shares, New Issues															66,667
Common Stock [Member] | The 2016 Registered Direct Offering [Member]
Stock Issued During Period, Value, New Issues | $														$ 7,570
Stock Issued During Period, Shares, New Issues														756,999
Common Stock [Member] | Series B Warrants [Member]
Stock Issued During Period Shares Warrants Exercised														628,237
Corporate Stock Transfer Inc. [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit						1
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						1							0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 123.75
Cash Less Exercise Formula Definition of Letter C in the Formula Closing Bid Price Number of Trading Days Prior to the Time of Exercise						2 days
Cash Less Exercise Formula Closing Bid Price Per Share Minimum to Be Used in the Formula | $ / shares						$ 0.43
Warrants Option to Settle in Cash Fair Value Disclosure | $ / shares													$ 4.319
Class of Warrant or Right Exercised During Period													6,141,115
Stock Issued During Period Shares Warrants Exercised													2,318,663
Class of Warrant or Right, Outstanding						35,084
Class of Warrant or Right Cash less Exercise Common Stock Price That Would Result in a Dilutive Exercise | $ / shares						$ 0.43
Beneficial Ownership Limitation Percentage						4.99%
Class of Warrant or Right Period Over Which Additional Adjustments to Price and Number of Shares May Be Made						3 years
Corporate Stock Transfer Inc. [Member] | Series A Warrants [Member] | Scenario, All Outstanding Warrants Exercised at Minimum Bid Price [Member]
Stock Issued During Period Shares Warrants Exercised													564
Corporate Stock Transfer Inc. [Member] | Series B Convertible Preferred Stock [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit						1
Corporate Stock Transfer Inc. [Member] | Series A Convertible Preferred Stock [Member]
Unit Agreement Number of Shares of Common Stock Included in Each Unit						4
Maximum [Member]
Underwriting Agreement Expenses Agreed to Reimburse the Underwriter | $						$ 70,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 609.38		609.38
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														2.45%	2.35%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term															10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares														$ 596.25	$ 139.2375
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term														10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares														$ 3.7195
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														1.46%	1.63%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term														5 years	5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares														$ 2.25	$ 6.875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares														$ 1.6329
Exchange Units [Member]
Unit Purchase Option Units Sold						1,666,667
Stock Issued During Period, Shares, Conversion of Convertible Securities						1,895,010
Exchange Units [Member] | Series A Warrants [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						7,580,040
Exchange Units [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						75,801
Exchange Units [Member] | Series B Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						1,895,010
Exchange Units [Member] | Corporate Stock Transfer Inc. [Member]
Unit Purchase Option Units Issued						228,343
Stock Issued During Period, Shares, Conversion of Convertible Securities										135,995
Unit Purchase Option Number of Units Available for Underwriter to Purchase, Percentage						5.00%
Unit Purchase Option Number of Units Available For Underwriter to Purchase						83,333
Unit Purchase Option Exercise Price, Percentage						125.00%
Unit Purchase Option Exercise Price | $ / shares						$ 11.25
Exchange Units [Member] | Series A Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						3,391